FLAHERTY & CRUMRINE PREFERRED INCOME OPPORTUNITY FUND

To the Shareholders of Flaherty & Crumrine Preferred Income Opportunity Fund (“PFO”):

The preferred market didn’t miss a beat in the third fiscal quarter1, continuing where it left off second quarter with additional positive returns. Total return2 on net asset value (“NAV”) was 6.0% for the quarter, bringing the total return for the first nine months of fiscal 2016 to 10.7%. Total return on market price over the same periods was 4.6% and 20.7%, respectively.

Tailwinds described earlier in the year continued unabated during the most recent quarter. Monetary policy globally was very accommodative; supply of new preferred securities was subdued; “legacy” (those losing regulatory-capital treatment) and higher-coupon preferred securities were redeemed at a healthy pace; and credit quality remained strong. Preferred securities offered yield to investors struggling to find it in other places, which resulted in strong demand and higher prices for the asset class.

There is a direct inverse relationship in fixed-income securities (including preferreds) between price and yield, and higher prices this year have led to much lower coupons for newly-issued preferred securities. Many new issues during the quarter yield in the range of 4.5%—5.5%, which in many cases is lower than early-2016 levels by almost 1.0%. These lower yields on preferreds were the result of lower overall interest rates (Treasuries and Swap Rates) and tighter spreads. Many issuers have taken advantage of persistently-low rates and positive market sentiment to refinance higher-coupon securities.

Although U.S. interest rates remain very low, the short end of the curve (notably T-bills and LIBOR) has moved higher in recent months as investors begin to factor in additional rate hikes by the Federal Reserve. The Federal Open Market Committee passed on a rate hike at its meeting on September 21, however, so markets continue to wrestle with predicting a future path of increases. Higher levels of 3-month LIBOR have resulted in higher leverage costs for the Fund, and future changes in this reference rate will be highly correlated to Federal Reserve rate changes. Although leverage still adds substantial incremental net income for the Fund, we expect that to decline modestly over time as borrowing costs rise.

We continue to see value in preferred securities, although security selection has become more challenging as yields have moved lower and older, higher-coupon issues have been refinanced. Flows into the preferred market (via mutual funds, exchange-traded funds (ETFs), asset managers, and retail investors) have been very strong for many years. If anything gives us pause, it is more this level of inflow than current valuations. ETFs that invest in preferreds have become very large relative to their target market segment ($25-par listed securities), and it isn’t clear where the outer limits are located. We know ETFs have been a source of volatility in the past (or opportunity, depending on one’s viewpoint), and we expect they could be again in the future. Preferreds should benefit from continued strong credit quality, reliably earning coupons—many of them tax-advantaged—over time. However, at current levels they are potentially more sensitive to changes in market sentiment than they were six months ago.

[1]	June 1, 2016—August 31, 2016
[2]	Following the methodology required by the Securities and Exchange Commission, total return assumes dividend reinvestment.

As always, we encourage you to visit the Fund’s website, www.preferredincome.com for timely and important information.

Sincerely,

The Flaherty & Crumrine Portfolio Management Team

September 30, 2016

Flaherty & Crumrine Preferred Income Opportunity Fund Incorporated

PORTFOLIO OVERVIEW

August 31, 2016 (Unaudited)

Fund Statistics

Net Asset Value	$11.68

Market Price	$12.32

Premium	5.48%

Yield on Market Price	7.11%

Common Stock Shares Outstanding	12,418,570

Moody’s Ratings*	% of Net Assets†

A	2.1%

BBB	64.6%

BB	21.2%

Below “BB”	1.1%

Not Rated**	8.6%

Below Investment Grade***	21.5%

*	Ratings are from Moody’s Investors Service, Inc. “Not Rated” securities are those with no ratings available from Moody’s.
**	Does not include net other assets and liabilities of 2.4%.
***	Below investment grade by all of Moody’s, S&P, and Fitch.

Industry Categories	% of Net Assets†

Top 10 Holdings by Issuer	% of Net Assets†

JPMorgan Chase	4.8%

Liberty Mutual Group	4.6%

MetLife	4.4%

Wells Fargo & Company	4.2%

Fifth Third Bancorp	3.6%

M&T Bank Corporation	3.2%

Morgan Stanley	3.1%

PNC Financial Services Group	3.1%

Enbridge Energy Partners	2.6%

HSBC PLC	2.4%

% of Net Assets****†

Holdings Generating Qualified Dividend Income (QDI) for Individuals	59%

Holdings Generating Income Eligible for the Corporate Dividends Received Deduction (DRD)	46%

****	This does not reflect year-end results or actual tax categorization of Fund distributions. These percentages can, and do, change, perhaps significantly, depending on market conditions. Investors should consult their tax advisor regarding their personal situation.
†	Net Assets includes assets attributable to the use of leverage.

Flaherty & Crumrine Preferred Income Opportunity Fund Incorporated

PORTFOLIO OF INVESTMENTS

August 31, 2016 (Unaudited)

Shares/$ Par		Value

Preferred Securities — 92.7%
	Banking — 47.5%
16,773	Astoria Financial Corp., 6.50%, Series C	$451,403	*
$517,000	Australia & New Zealand Banking Group Ltd., 6.75%, 144A****	582,138	**(3)
$400,000	Banco Bilbao Vizcaya Argentaria SA, 9.00%, 144A****	419,500	**(3)
	Bank of America Corporation:
$300,000	6.30%, Series DD	328,500	*
$1,340,000	8.00%, Series K	1,380,200	*(1)
$920,000	8.125%, Series M	948,610	*(1)
56,000	Barclays Bank PLC, 7.10%, Series 3	1,444,240	**(3)
	BNP Paribas:
$3,200,000	7.375%, 144A****	3,260,000	**(3)
$1,500,000	7.625%, 144A****	1,581,000	**(3)
	Capital One Financial Corporation:
7,000	6.20%, Series F	190,680	*
26,333	6.70%, Series D	756,350	*
	Citigroup, Inc.:
81,200	6.875%, Series K	2,404,535	*(1)
74,694	7.125%, Series J	2,269,390	*(1)
$299,000	8.40%, Series E	329,348	*
	CoBank ACB:
15,600	6.125%, Series G, 144A****	1,558,538	*
9,000	6.20%, Series H, 144A****	944,438	*
10,000	6.25%, Series F, 144A****	1,067,813	*(1)
$415,000	6.25%, Series I, 144A****	450,312	*
$4,500,000	Colonial BancGroup, 7.114%, 144A****	6,750	(4)(5)††
237,115	Fifth Third Bancorp, 6.625%, Series I	7,706,830	*(1)
	First Horizon National Corporation:
750	First Tennessee Bank, Adj. Rate, 3.75%(6), 144A****	517,711	*(1)
1	FT Real Estate Securities Company, 9.50%, 144A****	1,302,500
29,050	First Republic Bank, 6.70%, Series A	754,501	*(1)
	Goldman Sachs Group:
$195,000	5.70%, Series L	199,436	*
50,000	6.375%, Series K	1,461,000	*(1)
	HSBC PLC:
$800,000	HSBC Capital Funding LP, 10.176%, 144A****	1,213,200	(1)(3)
$937,000	HSBC Holdings PLC, 6.875%	982,679	**(3)
113,000	HSBC Holdings PLC, 8.00%, Series 2	2,991,393	**(1)(3)
99,000	Huntington Bancshares, Inc., 6.25%, Series D	2,761,358	*(1)

Flaherty & Crumrine Preferred Income Opportunity Fund Incorporated

PORTFOLIO OF INVESTMENTS (Continued)

August 31, 2016 (Unaudited)

Shares/$ Par		Value

Preferred Securities — (Continued)
	Banking — (Continued)
	ING Groep NV:
30,000	7.05%	$751,575	**(3)
21,700	7.20%	570,547	**(3)
	JPMorgan Chase & Company:
$300,000	6.00%, Series R	317,010	*
54,650	6.70%, Series T	1,548,781	*(1)
$4,167,000	6.75%, Series S	4,704,376	*(1)
$3,750,000	7.90%, Series I	3,895,312	*(1)
104,000	KeyCorp, 8.625%, Series C	2,724,800	*
	M&T Bank Corporation:
$2,240,000	6.450%, Series E	2,503,200	*(1)
$4,393,000	6.875%, Series D, 144A****	4,431,439	*(1)
	Morgan Stanley:
148,000	6.875%, Series F	4,432,600	*(1)
77,200	7.125%, Series E	2,362,513	*(1)
	PNC Financial Services Group, Inc.:
199,106	6.125%, Series P	6,031,419	*(1)
$625,000	6.75%, Series O	706,250	*
$1,775,000	RaboBank Nederland, 11.00%, 144A****	2,173,266	(1)(3)
35,000	Regions Financial Corporation, 6.375%, Series B	1,033,638	*
94,800	Royal Bank of Scotland Group PLC, 7.25%, Series T	2,406,972	**(1)(3)
	Sovereign Bancorp:
2,600	Sovereign REIT, 12.00%, Series A, 144A****	3,311,750
$1,370,000	Standard Chartered PLC, 7.50%, 144A****	1,372,055	**(3)
83,700	State Street Corporation, 5.90%, Series D	2,392,355	*(1)
10,000	Texas Capital Bancshares Inc., 6.50%, Series A	265,825	*
35,000	US Bancorp, 6.50%, Series F	1,093,838	*(1)
59,300	Webster Financial Corporation, 6.40%, Series E	1,566,261	*(1)
	Wells Fargo & Company:
56,200	5.85%, Series Q	1,579,923	*(1)
$2,075,000	5.875%, Series U	2,294,328	*(1)(2)
34,400	6.625%, Series R	1,054,360	*(1)
$1,139,000	7.98%, Series K	1,205,916	*
104,500	8.00%, Series J	2,885,506	*(1)
	Zions Bancorporation:
$1,000,000	7.20%, Series J	1,067,500	*
85,200	7.90%, Series F	2,241,612	*(1)

		103,189,280

Flaherty & Crumrine Preferred Income Opportunity Fund Incorporated

PORTFOLIO OF INVESTMENTS (Continued)

August 31, 2016 (Unaudited)

Shares/$ Par		Value

Preferred Securities — (Continued)
	Financial Services — 0.2%
$410,000	AerCap Global Aviation Trust, 6.50% 06/15/45, 144A****	$423,325	(3)

		423,325

	Insurance — 23.5%
73,000	Allstate Corp., 6.625%, Series E	2,056,593	*(1)
$375,000	Aon Corporation, 8.205% 01/01/27	498,750	(1)(2)
105,000	Arch Capital Group, Ltd., 6.75%, Series C	2,781,713	**(1)(3)
	AXA SA:
$1,453,000	6.379%, 144A****	1,591,035	**(1)(3)
$500,000	8.60% 12/15/30	704,475	(3)
176,618	Axis Capital Holdings Ltd., 6.875%, Series C	4,620,768	**(1)(3)
$1,400,000	Catlin Insurance Company Ltd., 7.249%, 144A****	1,081,500	(3)
	Chubb Ltd.:
$1,200,000	Ace Capital Trust II, 9.70% 04/01/30	1,821,000	(1)(2)(3)
95,000	Delphi Financial Group, 7.376% 05/15/37	2,119,688	(1)(2)
14,000	Endurance Specialty Holdings, 6.35%, Series C	390,180	**(3)
$2,305,000	Everest Re Holdings, 6.60% 05/15/37	1,878,575	(1)
10,000	Hartford Financial Services Group, Inc., 7.875%	315,625
$4,943,000	Liberty Mutual Group, 10.75% 06/15/58, 144A****	7,476,287	(1)(2)
	MetLife:
$2,704,000	MetLife, Inc., 10.75% 08/01/39	4,360,200	(1)(2)
$350,000	MetLife Capital Trust IV, 7.875% 12/15/37, 144A****	441,000	(1)
$3,350,000	MetLife Capital Trust X, 9.25% 04/08/38, 144A****	4,797,468	(1)(2)
	PartnerRe Ltd.:
23,350	5.875%, Series I	644,460	**(1)(3)
5,300	6.50%, Series G	154,283	**(3)
78,200	7.25%, Series H	2,459,586	**(1)(3)
$241,000	Prudential Financial, Inc., 5.625% 06/15/43	258,774
	QBE Insurance:
$2,965,000	QBE Capital Funding III Ltd., 7.25% 05/24/41, 144A****	3,376,394	(1)(3)
	Unum Group:
$2,750,000	Provident Financing Trust I, 7.405% 03/15/38	3,087,818	(1)(2)
24,000	W.R. Berkley Corporation, 5.75% 06/01/56	630,060
	XL Group PLC:
$4,750,000	XL Capital Ltd., 6.50%, Series E	3,567,250	(1)(3)

		51,113,482

Flaherty & Crumrine Preferred Income Opportunity Fund Incorporated

PORTFOLIO OF INVESTMENTS (Continued)

August 31, 2016 (Unaudited)

Shares/$ Par		Value

Preferred Securities — (Continued)
	Utilities — 12.8%
6,579	Baltimore Gas & Electric Company, 6.70%, Series 1993	$670,030	*(1)
	Commonwealth Edison:
$2,350,000	COMED Financing III, 6.35% 03/15/33	2,506,024	(1)
114,000	Dominion Resources, Inc., 5.25% 07/30/76, Series A	2,936,925
7,000	DTE Energy Company, 5.375% 06/01/76, Series B	183,488
$2,030,000	Emera, Inc., 6.75% 06/15/76, Series 2016A	2,198,983	(1)(3)
80,000	Entergy Mississippi, Inc., 6.25%	2,015,000	*
16,937	Georgia Power Company, 6.50%, Series 2007A	1,783,149	*(1)
15,035	Gulf Power Company, 6.00%, Series 1	1,503,915	*(1)
24,000	Indianapolis Power & Light Company, 5.65%	2,451,751	*(1)
77,100	Integrys Energy Group, Inc., 6.00%	2,120,443	(1)
	Nextera Energy:
$1,600,000	FPL Group Capital, Inc., 6.65% 06/15/67, Series C	1,340,000	(1)
$750,000	FPL Group Capital, Inc., 7.30% 09/01/67, Series D	747,150	(1)
	PECO Energy:
$1,500,000	PECO Energy Capital Trust III, 7.38% 04/06/28, Series D	1,819,317	(1)
	PPL Corp:
35,000	PPL Capital Funding, Inc., 5.90%, Series B	942,638	(1)
$1,250,000	PPL Capital Funding, Inc., 6.70% 03/30/67, Series A	1,085,385	(1)(2)
$3,350,000	Puget Sound Energy, Inc., 6.974% 06/01/67, Series A	2,874,735
20,000	SCE Trust V, 5.45%, Series K	593,250	*

		27,772,183

	Energy — 3.6%
$6,595,000	Enbridge Energy Partners LP, 8.05% 10/01/37	5,630,481	(1)(2)
$400,000	Enterprise Products Operating L.P., 8.375% 08/01/66, Series A	375,500
14,920	Kinder Morgan, Inc., 9.75%, Series A	748,686	*
$1,000,000	Transcanada Pipelines, Ltd., 5.875% 08/15/76, Series 2016A	1,068,125	(3)

		7,822,792

	Real Estate Investment Trust (REIT) — 1.4%
	National Retail Properties, Inc.:
40,000	5.70%, Series E	1,067,300	(1)(2)
9,000	6.625%, Series D	233,123
	PS Business Parks, Inc.:
8,243	5.70%, Series V	217,306
46,120	6.45%, Series S	1,196,468	(1)
10,180	Regency Centers Corporation, 6.625%, Series 6	264,807

		2,979,004

Flaherty & Crumrine Preferred Income Opportunity Fund Incorporated

PORTFOLIO OF INVESTMENTS (Continued)

August 31, 2016 (Unaudited)

Shares/$ Par		Value

Preferred Securities — (Continued)
	Miscellaneous Industries — 3.7%
	BHP Billiton Limited:
$400,000	BHP Billiton Finance U.S.A., Ltd., 6.75% 10/19/75, 144A****	$457,500	(3)
$802,000	General Electric Company, 5.00%, Series D	861,147	*(1)
$3,630,000	Land O’ Lakes, Inc., 8.00%, 144A****	3,861,412	*(1)
30,400	Ocean Spray Cranberries, Inc., 6.25%, 144A****	2,734,100	*

		7,914,159

	Total Preferred Securities (Cost $190,642,077)	201,214,225

Corporate Debt Securities — 4.9%
	Banking — 2.5%
$1,970,000	Regions Financial Corporation, 7.375% 12/10/37, Sub Notes	2,567,974	(1)(2)
90,000	Texas Capital Bancshares Inc., 6.50% 09/21/42, Sub Notes	2,348,325	(1)(2)
18,000	Zions Bancorporation, 6.95% 09/15/28, Sub Notes	554,985

		5,471,284

	Financial Services — 0.2%
17,682	Affiliated Managers Group, Inc., 6.375% 08/15/42	471,623

		471,623

	Insurance — 1.2%
$1,850,000	Liberty Mutual Insurance, 7.697% 10/15/97, 144A****	2,479,425	(1)

		2,479,425

	Energy — 0.5%
$904,000	Energy Transfer Partners LP, 8.25% 11/15/29	1,125,580	(1)(2)

		1,125,580

	Communication — 0.4%
28,000	Qwest Corporation, 6.50% 09/01/56	726,667

		726,667

Flaherty & Crumrine Preferred Income Opportunity Fund Incorporated

PORTFOLIO OF INVESTMENTS (Continued)

August 31, 2016 (Unaudited)

Shares/$ Par		Value

Corporate Debt Securities — (Continued)
	Miscellaneous Industries — 0.1%
10,000	eBay, Inc., 6.00% 02/01/56	$274,425

		274,425

	Total Corporate Debt Securities (Cost $8,636,854)	10,549,004

Common Stock — 0.9%
	Energy — 0.9%
87,504	Kinder Morgan, Inc.	1,911,962	*

		1,911,962

	Insurance — 0.0%
17,907	WMI Holdings Corporation, 144A****	44,588	*†

		44,588

	Total Common Stock (Cost $2,409,064)	1,956,550

Money Market Fund — 0.5%
	BlackRock Liquidity Funds:
1,155,509	T-Fund, Institutional Class	1,155,509

	Total Money Market Fund (Cost $1,155,509)	1,155,509

Total Investments (Cost $202,843,504***)	99.0%		214,875,288

Other Assets And Liabilities (Net)	1.0%		2,216,126

Total Managed Assets	100.0%	‡	$217,091,414

Loan Principal Balance			(72,000,000)

Total Net Assets Available To Common Stock			$145,091,414

Flaherty & Crumrine Preferred Income Opportunity Fund Incorporated

PORTFOLIO OF INVESTMENTS (Continued)

August 31, 2016 (Unaudited)

*	Securities eligible for the Dividends Received Deduction and distributing Qualified Dividend Income.
**	Securities distributing Qualified Dividend Income only.
***	Aggregate cost of securities held.
****	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers. At August 31, 2016, these securities amounted to $52,956,444 or 24.3% of total managed assets.
(1)	All or a portion of this security is pledged as collateral for the Fund’s loan. The total value of such securities was $137,128,255 at August 31, 2016.
(2)	All or a portion of this security has been rehypothecated. The total value of such securities was $29,982,942 at August 31, 2016.
(3)	Foreign Issuer.
(4)	Illiquid security (designation is unaudited).
(5)	Valued at fair value as determined in good faith by or under the direction of the Board of Directors as of August 31, 2016.
(6)	Represents the rate in effect as of the reporting date.
†	Non-income producing.
††	The issuer has filed for bankruptcy protection. As a result, the Fund may not be able to recover the principal invested and also does not expect to receive income on this security going forward.
‡	The percentage shown for each investment category is the total value of that category as a percentage of total managed assets.

Flaherty & Crumrine Preferred Income Opportunity Fund Incorporated

STATEMENT OF CHANGES IN NET ASSETS AVAILABLE TO COMMON STOCK(1)

For the period from December 1, 2015 through August 31, 2016 (Unaudited)

Value
OPERATIONS:
Net investment income	$8,214,705
Net realized gain/(loss) on investments sold during the period	191,615
Change in net unrealized appreciation/(depreciation) of investments	5,984,594

Net increase in net assets resulting from operations	14,390,914

DISTRIBUTIONS:
Dividends paid from net investment income to Common Stock Shareholders(2)	(8,142,288)

Total Distributions to Common Stock Shareholders	(8,142,288)

FUND SHARE TRANSACTIONS:
Increase from shares issued under the Dividend Reinvestment and Cash Purchase Plan	480,656

Net increase in net assets available to Common Stock resulting from Fund share transactions	480,656

NET INCREASE IN NET ASSETS AVAILABLE TO COMMON STOCK
FOR THE PERIOD	$6,729,282

NET ASSETS AVAILABLE TO COMMON STOCK:
Beginning of period	$138,362,132
Net increase in net assets during the period	6,729,282

End of period	$145,091,414

(1)

These tables summarize the nine months ended August 31, 2016 and should be read in conjunction with the Fund’s audited financial statements, including notes to financial statements, in its Annual Report dated November 30, 2015.

(2)	May include income earned, but not paid out, in prior fiscal year.

Flaherty & Crumrine Preferred Income Opportunity Fund Incorporated

FINANCIAL HIGHLIGHTS(1)

For the period from December 1, 2015 through August 31, 2016 (Unaudited)

For a Common Stock share outstanding throughout the period

PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period	$11.18

INVESTMENT OPERATIONS:
Net investment income	0.66
Net realized and unrealized gain/(loss) on investments	0.50

Total from investment operations	1.16

DISTRIBUTIONS TO COMMON STOCK SHAREHOLDERS:
From net investment income	(0.66)

Total distributions to Common Stock Shareholders	(0.66)

Net asset value, end of period	$11.68

Market value, end of period	$12.32

Common Stock shares outstanding, end of period	12,418,570

RATIOS TO AVERAGE NET ASSETS AVAILABLE TO COMMON STOCK SHAREHOLDERS:
Net investment income†	7.95	%*
Operating expenses including interest expense	2.12	%*
Operating expenses excluding interest expense	1.41	%*

SUPPLEMENTAL DATA: ††
Portfolio turnover rate	11	%**
Total managed assets, end of period (in 000’s)	$217,091
Ratio of operating expenses including interest expense to total managed assets	1.39	%*
Ratio of operating expenses excluding interest expense to total managed assets	0.93	%*

(1)

These tables summarize the nine months ended August 31, 2016 and should be read in conjunction with the Fund’s audited financial statements, including notes to financial statements, in its Annual Report dated November 30, 2015.

*	Annualized.
**	Not annualized.
†	The net investment income ratio reflects income net of operating expenses, including interest expense.
††	Information presented under heading Supplemental Data includes loan principal balance.

Flaherty & Crumrine Preferred Income Opportunity Fund Incorporated

FINANCIAL HIGHLIGHTS (Continued)

Per Share of Common Stock (Unaudited)

	Total Dividends Paid	Net Asset Value	NYSE Closing Price	Dividend Reinvestment Price(1)
December 31, 2015	$0.0730	$11.06	$10.67	$10.70
January 29, 2016	0.0730	10.91	10.72	10.72
February 29, 2016	0.0730	10.72	11.10	10.72
March 31, 2016	0.0730	10.96	11.79	11.20
April 29, 2016	0.0730	10.99	11.95	11.35
May 31, 2016	0.0730	11.22	12.00	11.40
June 30, 2016	0.0730	11.28	12.51	11.88
July 29, 2016	0.0730	11.54	12.59	11.96
August 31, 2016	0.0730	11.68	12.32	11.70

(1)

Whenever the net asset value per share of the Fund’s Common Stock is less than or equal to the market price per share on the reinvestment date, new shares issued will be valued at the higher of net asset value or 95% of the then current market price. Otherwise, the reinvestment shares of Common Stock will be purchased in the open market.

Flaherty & Crumrine Preferred Income Opportunity Fund Incorporated

NOTES TO FINANCIAL STATEMENTS (Unaudited)

1.	Aggregate Information for Federal Income Tax Purposes

At August 31, 2016, the aggregate cost of securities for federal income tax purposes was $207,682,563, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $20,250,269 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $13,057,544.

2.	Additional Accounting Standards

Fair Value Measurements: The Fund has analyzed all existing investments to determine the significance and character of all inputs to their fair value determination. The levels of fair value inputs used to measure the Fund’s investments are characterized into a fair value hierarchy. Where inputs for an asset or liability fall into more than one level in the fair value hierarchy, the investment is classified in its entirety based on the lowest level input that is significant to that investment’s valuation. The three levels of the fair value hierarchy are described below:

•	Level 1 –	quoted prices in active markets for identical securities

•	Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Transfers in and out of levels are recognized at market value at the end of the period.

Flaherty & Crumrine Preferred Income Opportunity Fund Incorporated

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

A summary of the inputs used to value the Fund’s investments as of August 31, 2016 is as follows:

	Total Value at August 31, 2016	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Preferred Securities
Banking	$103,189,280	$83,813,077	$19,369,453	$6,750
Financial Services	423,325	—	423,325	—
Insurance	51,113,482	27,477,960	23,635,522	—
Utilities	27,772,183	12,148,262	15,623,921	—
Energy	7,822,792	2,192,311	5,630,481	—
Real Estate Investment Trust (REIT)	2,979,004	2,979,004	—	—
Miscellaneous Industries	7,914,159	1,318,647	6,595,512	—
Corporate Debt Securities
Banking	5,471,284	2,903,310	2,567,974	—
Financial Services	471,623	471,623	—	—
Insurance	2,479,425	—	2,479,425	—
Energy	1,125,580	—	1,125,580	—
Communication	726,667	726,667	—	—
Miscellaneous Industries	274,425	274,425	—	—
Common Stock
Energy	1,911,962	1,911,962	—	—
Insurance	44,588	44,588	—	—
Money Market Fund	1,155,509	1,155,509	—	—

Total Investments	$214,875,288	$137,417,345	$77,451,193	$6,750

During the reporting period, there were no transfers into Level 1 from Level 2 or into Level 2 from Level 1.

The fair values of the Fund’s investments are generally based on market information and quotes received from brokers or independent pricing services that are approved by the Board of Directors and are unaffiliated with the Adviser. To assess the continuing appropriateness of security valuations, management, in consultation with the Adviser, regularly compares current prices to prior prices, prices across comparable securities, actual sale prices for securities in the Fund’s portfolio, and market information obtained by the Adviser as a function of being an active market participant.

Securities with quotes that are based on actual trades or actionable bids and offers with a sufficient level of activity on or near the measurement date are classified as Level 1. Securities that are priced using quotes derived from implied values, indicative bids and offers, or a limited number of actual trades—or the same information for securities that are similar in many respects to those being valued—are classified as Level 2. If market information is not available for securities being valued, or materially-comparable securities, then those securities are classified as Level 3. In considering market information, management evaluates changes in liquidity, willingness of a broker to execute at the quoted price, the depth and consistency of prices from pricing services, and the existence of observable trades in the market.

Flaherty & Crumrine Preferred Income Opportunity Fund Incorporated

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

Preferred Securities
	Total Investments	Banking
Balance as of 11/30/15	$6,750	$6,750
Accrued discounts/premiums	—	—
Realized gain/(loss)	—	—
Change in unrealized appreciation/(depreciation)	—	—
Purchases	—	—
Sales	—	—
Transfer in	—	—
Transfer out	—	—
Balance as of 08/31/16	$6,750	$6,750

For the nine months ended August 31, 2016, total change in unrealized gain/(loss) on Level 3 securities still held at period-end and included in the change in net assets was $0.

The following table summarizes the valuation techniques used and unobservable inputs developed to determine the fair value of Level 3 investments:

Category	Fair Value at 08/31/16	Valuation Technique	Unobservable Input	Input Range (Wgt Avg)
Preferred Securities
(Banking)	$6,750	Bankruptcy recovery	Credit/Structure-specific recovery	0.00% - 0.50% (0.15%)

The significant unobservable inputs used in the fair value measurement technique for bankruptcy recovery are based on recovery analysis that is specific to the security being valued, including the level of subordination and structural features of the security, and the current status of any bankruptcy or liquidation proceedings. Observable market trades in bankruptcy claims are utilized by management, when available, to assess the appropriateness of valuations, although the frequency of trading depends on the specific credit and seniority of the claim. Expected recoveries in bankruptcy by security type and industry do not tend to deviate much from historical recovery rates, which are very low (sometimes zero) for preferred securities and more moderate for senior debt. Significant changes in these inputs would result in a significantly higher or lower fair value measurement.

Directors

R. Eric Chadwick, CFA

Chairman of the Board

David Gale

Morgan Gust

Karen H. Hogan

Officers

R. Eric Chadwick, CFA

Chief Executive Officer and

President

Chad C. Conwell

Chief Compliance Officer,

Vice President and Secretary

Bradford S. Stone

Chief Financial Officer,

Vice President and Treasurer

Roger W. Ko

Assistant Treasurer

Laurie C. Lodolo

Assistant Compliance Officer,

Assistant Treasurer and

Assistant Secretary

Linda M. Puchalski

Assistant Treasurer

Investment Adviser

Flaherty & Crumrine Incorporated e-mail: flaherty@pfdincome.com

Questions concerning your shares of Flaherty & Crumrine Preferred Income Opportunity Fund?

•	If your shares are held in a Brokerage Account, contact your Broker.
•	If you have physical possession of your shares in certificate form, contact the Fund’s Transfer Agent & Shareholder Servicing Agent —

BNY Mellon c/o Computershare

P.O. Box 30170

College Station, TX 77842-3170

1-866-351-7446

This report is sent to shareholders of Flaherty & Crumrine Preferred Income Opportunity Fund Incorporated for their information. It is not a Prospectus, circular or representation intended for use in the purchase or sale of shares of the Fund or of any securities mentioned in this report.

Quarterly

Report

August 31, 2016

www.preferredincome.com